Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Loss for the year	$ (5,893)	$ (5,569)	$ (12,913)
Adjustments:
Depreciation	178	7	4
Finance expenses (income), net	(1,479)	(2,257)	947
Share-based payments	1,273	773	2,308
Expenses (income) in regards with settlement with a minority shareholder of a subsidiary (see Note 5)		(894)	1,000
Total adjustments	(5,921)	(7,940)	(8,654)
Changes in assets and liabilities:
Changes in other current assets	62	(1,111)	(273)
Changes in accounts payable	503	393	(491)
Changes in other payables	(77)	241	650	[1]
Changes in post-employment benefit liabilities	(148)	(63)	141
Changes in assets and liabilities, total	340	(540)	27
Net cash used in operating activities	(5,581)	(8,480)	(8,627)
Cash flows from investing activities:
Investment in financial assets and loan granted	(2,100)
Acquisition of a subsidiary (see Note 5)			(1,732)
Decrease in short term deposits	1,511	1,967	4,411
Interest received	151	93	106
Acquisition of fixed assets	(11)	(16)	(13)
Net cash provided by (used in) investing activities	(449)	2,044	2,772
Cash flows from financing activities:
Repayment of loans from related parties			(130)
Short-term credit from bank			(16)
Proceeds from issuance of ADSs	2,594	4,683	2,419
Share and ADS issuance expenses paid	(264)	(407)	(245)
Proceeds from issuance of warrants	3,406	3,467	1,107
Warrants issuance expenses paid	(347)	(301)	(114)
Receipts from warrant exercise	43	515
Repayment of lease liability	(171)
Interest paid	(28)	(169)	(26)
Net cash provided by financing activities	5,233	7,788	2,995
Net increase (decrease) in cash and cash equivalents	(797)	1,352	(2,860)
Cash and cash equivalents at the beginning of the year	5,163	3,947	6,758
Effect of translation adjustments on cash	19	(136)	49
Cash and cash equivalents at end of the year	4,385	5,163	3,947
Non- Cash activities:
Reclassification of warrants due to modification	$ 1,934	$ 567

[1]	Restated due to full retrospective method of adoption of IFRS 15, Revenue from Contracts with Customers, see Note 2E(2).